Warrant Derivative Liabilities (Details) - Warrant Derivative Liability [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Number of outstanding balance, Beginning	$ 45,380,933	$ 208,768
Recognition of derivative liability		56,216,388
Reclassification to equity on exercise of warrants	(4,462,156)	(4,236,117)
Change in fair value through profit and loss	(19,229,287)	(6,808,106)
Number of outstanding balance, Ending	$ 21,689,490	$ 45,380,933